Income Taxes (Details) - Schedule of net deferred tax asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued compensation	$ 3,817	$ 38
Net operating loss carryforwards	17,193	7,885
Capitalized software	1,270
Property and equipment	7	130
Issuance fees on convertible debentures		25
Gross deferred tax assets	22,287	8,078
Valuation allowance	(21,837)	(8,027)
Total deferred tax assets	450	51
Deferred tax liabilities:
Prepaid expenses	(450)	(51)
Deferred tax liabilities	(450)	(51)
Net deferred tax asset